Consolidated Statements of Income and Other Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023 [1]	Dec. 31, 2022 [1]
Profit or loss [abstract]
Revenues		$ 377,935	$ 255,702	$ 192,172
Tax benefits		20,860	5,440	0
Total revenues and income		398,795	261,142	192,172
Cost of sales	[2]	(80,696)	(52,794)	(40,438)
Depreciation and amortization		(108,889)	(65,796)	(42,268)
General and administrative expenses		(38,847)	(31,356)	(27,034)
Development expenses		(11,601)	(6,347)	(5,587)
Total operating expenses		(240,033)	(156,293)	(115,327)
Gains from projects disposals		601	9,847	0
Other income, net		16,172	43,447	13,767
Operating profit		175,535	158,143	90,612
Finance income		20,439	36,799	23,341
Finance expenses		(107,844)	(68,143)	(62,591)
Total finance expenses, net		(87,405)	(31,344)	(39,250)
Profit before tax and equity loss		88,130	126,799	51,362
Share of losses of equity accounted investees		(3,350)	(330)	(306)
Profit before income taxes		84,780	126,469	51,056
Taxes on income		(18,275)	(28,428)	(12,943)
Profit for the year		66,505	98,041	38,113
Amounts which will be classified in the future under profit or loss, net of tax:
Foreign currency translation differences for foreign operations		(40,298)	53,663	78,177
Effective portion of changes in fair value of cash flow hedges, net		(13,684)	15,929	59,892
Other comprehensive loss item that will not be transfer to profit or loss:
Presentation currency translation adjustment		(7,630)	(41,678)	(112,158)
Total other comprehensive income (loss) for the year		(61,612)	27,914	25,911
Total comprehensive profit for the year		4,893	125,955	64,024
Profit for the year attributed to:
Owners of the Company		44,209	70,924	24,749
Non-controlling interests		22,296	27,117	13,364
Profit (loss) for the year		66,505	98,041	38,113
Comprehensive income (loss) for the year attributed to:
Owners of the Company		(477)	92,183	45,859
Non-controlling interests		5,370	33,772	18,165
Total comprehensive income (loss) for the year		$ 4,893	$ 125,955	$ 64,024
Earnings per ordinary share (in USD) with a par value of NIS 0.1, attributable to owners of the parent Company:
Basic earnings per share		$ 0.37	$ 0.61	$ 0.25
Diluted earnings per share		$ 0.36	$ 0.57	$ 0.25
Weighted average of share capital used in the calculation of earnings:
Basic per share	[3]	118,293,556	115,721,346	97,335,870
Diluted per share	[3]	123,312,565	123,861,293	99,978,133

[1]	The Consolidated Statements of Income have been adjusted to present comparable information for the previous years. For additional details please see Note 2R.
[2]	Excluding depreciation and amortization.
[3]	The number of ordinary shares is after giving effect to the Reverse Share Split. See also Note 17.